Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,638	$ 19,001	$ 18,867
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	46	27
Current	9,971	10,236
Total	10,118	10,344	10,605
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,017	10,263
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	101	81
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	43	24
Retail [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	30	17
Current	7,432	7,869
Total	7,493	7,922
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,462	7,886
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	31	36
Retail [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	30	17
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	391	572
Total	391	573
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	391	572
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	6
Current	1,585	1,286
Total	1,666	1,336
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,596	1,292
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	70	44
Retail [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	6
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	4
Current	563	509
Total	568	513
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	568	513
Retail [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Retail [Member] | APAC [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Retail [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	47	74
Current	8,227	8,382
Total	8,355	8,611	$ 8,179
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,274	8,456
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	81	155
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	34	42
Wholesale [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	6
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	26
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,616	3,656
Total	3,657	3,735
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,616	3,656
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	79
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	35
Current	3,666	3,613
Total	3,743	3,674
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,705	3,648
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	38	26
Wholesale [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33	33
Wholesale [Member] | EMEA [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	2
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Current	528	595
Total	531	602
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	529	598
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	4
Wholesale [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	36
Current	417	518
Total	424	600
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	424	554
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		46
Wholesale [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale [Member] | APAC [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Wholesale [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 7	$ 26